CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 358	$ 348	$ 459	$ 499
Other comprehensive income (loss), net of tax
Unrealized (loss) income on cash flow hedges	(81)	100	(123)	77
Changes in retirement plans' funded status	3	13	14	47
Foreign currency translation	146	(369)	201	(301)
Unrealized loss on available for sale securities		(1)		(2)
Share of other comprehensive income of entities using the equity method	3	(22)	(1)	(13)
Other comprehensive income (loss), net of tax	71	(279)	91	(192)
Comprehensive income	429	69	550	307
Less: comprehensive income attributable to noncontrolling interests	3	44	4	74
Comprehensive income attributable to CNH Industrial N.V.	$ 426	$ 25	$ 546	$ 233